Condensed Consolidated Statements Of Operations And Comprehensive Loss (Unaudited) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
REVENUES	$ 769,217	$ 802,572
COST OF REVENUES	220,257	261,890
GROSS PROFIT	548,960	540,682
OPERATING EXPENSES
Research and development	1,762,194	2,731,059
General and administrative	4,521,957	6,292,950
Depreciation	20,375	19,034
Amortization	306,757	306,756
TOTAL OPERATING EXPENSES	6,611,283	9,349,799
OPERATING LOSS	(6,062,323)	(8,809,117)
OTHER INCOME (EXPENSE)
Interest expense, net	(331,743)	(472,155)
Loss on foreign currency exchange	(7,428)	(13,744)
Transitional services provided to Pulse Veterinary Technologies, LLC		375,000
Loss on extinguishment of debt (Notes 8 and 11)		(1,318,781)
TOTAL OTHER INCOME (EXPENSE)	(339,171)	(1,429,680)
LOSS BEFORE INCOME TAXES	(6,401,494)	(10,238,797)
INCOME TAX EXPENSE	0	0
NET LOSS	(6,401,494)	(10,238,797)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustments	2,650	(436)
TOTAL COMPREHENSIVE LOSS	$ (6,398,844)	$ (10,239,233)
LOSS PER SHARE:
Net loss - basic (in Dollars per share)	$ (0.30)	$ (0.52)
Net loss - diluted (in Dollars per share)	$ (0.30)	$ (0.52)
Weighted average shares outstanding - basic (in Shares)	20,915,869	19,624,061
Weighted average shares outstanding - diluted (in Shares)	20,915,869	19,624,061